                          GOVERNMENT INCOME PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

                                                                    NBAMTSA50698

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio
   THE AMT GOVERNMENT INCOME PORTFOLIO INVESTS EXCLUSIVELY IN TREASURY SECURITIES AND U.S. AGENCIES. THE PORTFOLIO MANAGEMENT TEAM EMPLOYS A TREND-FOLLOWING DURATION MANAGEMENT DISCIPLINE TO ATTEMPT TO ENHANCE RETURNS.
   Due to strong fundamentals (low inflation and high real rates of return), favorable supply/demand dynamics, the prospects for a federal budget surplus in 1998, and a "flight to quality" sparked by global economic turmoil and concern over high U.S. equities valuations, government bonds provided excellent returns in the first half of 1998.
   Virtually every sector of the government bond market performed well, but mortgage-backed securities led the parade. Our focus on mortgage pools less sensitive to pre-payment risk helped enhance portfolio returns. With a very flat yield curve, the portfolio's weighted average duration finished this reporting period around 4.3 years.
   Effective July 21, 1998, shares of the AMT Limited Maturity Bond Portfolio were substituted for investors' shares of the AMT Government Income Portfolio. We thank shareholders for their past confidence in the Portfolio.

Sincerely,

        [SIG]                             [SIG]

Ted Giuliano and Michael Hanratty
PORTFOLIO CO-MANAGERS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio

                                                               June 30,
                                                                 1998
                                                              (UNAUDITED)
                                                              -----------
ASSETS
      Investment in Series, at value (Note A)                  $970,298
      Receivable from administrator -- net (Note B)              16,496
      Deferred organization costs (Note A)                        2,093
                                                              -----------
                                                                988,887
                                                              -----------
LIABILITIES
      Accrued expenses                                           14,152
      Payable for Trust shares redeemed                             712
                                                              -----------
                                                                 14,864
                                                              -----------
NET ASSETS at value                                            $974,023
                                                              -----------

NET ASSETS consist of:
      Par value                                                $    101
      Paid-in capital in excess of par value                    854,797
      Accumulated undistributed net investment income            36,283
      Accumulated net realized gains on investment               65,821
      Net unrealized appreciation in value of investment         17,021
                                                              -----------
NET ASSETS at value                                            $974,023
                                                              -----------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)            101,215
                                                              -----------

NET ASSET VALUE, offering and redemption price per share          $9.62
                                                              -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio

                                                                For the
                                                              Six Months
                                                                 Ended
                                                               June 30,
                                                                 1998
                                                              (UNAUDITED)
                                                              -----------
INVESTMENT INCOME
    Investment income from Series (Note A)                     $ 45,422
                                                              -----------
    Expenses:
      Administration fee (Note B)                                 3,002
      Shareholder reports                                         7,537
      Custodian fees                                              5,000
      Legal fees                                                  2,244
      Amortization of deferred organization and initial
       offering expenses (Note A)                                 1,430
      Trustees' fees and expenses                                    26
      Auditing fees                                                   4
      Miscellaneous                                                 680
      Expenses from Series (Notes A & B)                         18,154
                                                              -----------
        Total expenses                                           38,077
      Expenses reimbursed by administrator and reduced by
       custodian fee expense offset arrangement (Note B)        (29,893)
                                                              -----------
        Total net expenses                                        8,184
                                                              -----------
        Net investment income                                    37,238
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM
  SERIES (NOTE A)
    Net realized gain on investment securities                   67,188
    Change in net unrealized appreciation of investment
     securities                                                 (53,154)
                                                              -----------
        Net gain on investments from Series (Note A)             14,034
                                                              -----------
        Net increase in net assets resulting from operations   $ 51,272
                                                              -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio

                                                               Six Months
                                                                 Ended           Year
                                                                June 30,        Ended
                                                                  1998       December 31,
                                                              (UNAUDITED)        1997
                                                              ---------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                     $    37,238    $   185,617
    Net realized gain on investments from Series (Note A)          67,188         32,748
    Change in net unrealized appreciation (depreciation) of
     investments from Series (Note A)                             (53,154)        83,122
                                                              ---------------------------
    Net increase in net assets resulting from operations           51,272        301,487
                                                              ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                        (183,453)      (162,111)
    Net realized gain on investments                              (19,016)            --
                                                              ---------------------------
    Total distributions to shareholders                          (202,469)      (162,111)
                                                              ---------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                                         294        794,042
    Proceeds from reinvestment of dividends and
     distributions                                                202,469        162,111
    Payments for shares redeemed                               (1,705,422)    (1,919,385)
                                                              ---------------------------
    Net decrease from Trust share transactions                 (1,502,659)      (963,232)
                                                              ---------------------------
NET DECREASE IN NET ASSETS                                     (1,653,856)      (823,856)
NET ASSETS:
    Beginning of period                                         2,627,879      3,451,735
                                                              ---------------------------
    End of period                                             $   974,023    $ 2,627,879
                                                              ---------------------------
    Accumulated undistributed net investment income at end
     of period                                                $    36,283    $   182,498
                                                              ---------------------------

NUMBER OF TRUST SHARES:
    Sold                                                               31         76,453
    Issued on reinvestment of dividends and distributions          21,493         15,862
    Redeemed                                                     (156,293)      (181,052)
                                                              ---------------------------
    Net decrease in shares outstanding                           (134,769)       (88,737)
                                                              ---------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Government Income Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Government Income Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust-SM- (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Government Income Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Funds are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Government Income Portfolio

5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five-year period. At June 30, 1998, the unamortized balance of such expenses amounted to $2,093.
6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management
Incorporated-Registered Trademark- ("N&B Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays N&B Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   N&B Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (including the fees payable to N&B Management but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1998, such excess expenses amounted to $28,850.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/ or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $1,043.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1998, additions and reductions in the Fund's investment in its Series amounted to $17,588 and $1,720,201, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                                                               Period from
                                                              Six Months Ended                                  March 22,
                                                                  June 30,                                      1994(3) to
                                                                    1998           Year Ended December 31,     December 31,
                                                               (UNAUDITED)(2)    1997(2)   1996(2)   1995(2)       1994
                                                              -------------------------------------------------------------
Net Asset Value, Beginning of Period                               $11.14        $10.63    $10.93    $10.15       $10.00
                                                              -------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                             .63           .53       .67       .70          .37
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                     (.34)          .44      (.54)      .46         (.22)
                                                              -------------------------------------------------------------
      Total From Investment Operations                                .29           .97       .13      1.16          .15
                                                              -------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                          (1.64)         (.46)     (.39)     (.38)          --
    Distributions (from net capital gains)                           (.17)           --      (.04)       --           --
                                                              -------------------------------------------------------------
      Total Distributions                                           (1.81)         (.46)     (.43)     (.38)          --
                                                              -------------------------------------------------------------
Net Asset Value, End of Period                                     $ 9.62        $11.14    $10.63    $10.93       $10.15
                                                              -------------------------------------------------------------
Total Return(4)                                                     +2.95%(5)     +9.51%    +1.32%   +11.76%       +1.50%(5)
                                                              -------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)                        $  1.0        $  2.6    $  3.5    $  2.2       $  1.0
                                                              -------------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(6)                 1.23%(7)      1.05%     1.05%     1.08%          --
                                                              -------------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(8)                   1.09%(7)      1.02%     1.02%     1.05%        1.09%(7)
                                                              -------------------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets(8)          4.96%(7)      5.52%     5.59%     5.71%        4.78%(7)
                                                              -------------------------------------------------------------
    Portfolio Turnover Rate(9)                                         --            --        --         2%           3%
                                                              -------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Government Income Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) The date investment operations commenced.
4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
5) Not annualized.
6) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
7) Annualized.
8) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:

                                                                                                    Period from
                                                    Six Months Ended                              March 22, 1994
                                                        June 30,       Year Ended December 31,    to December 31,
                                                          1998          1997     1996     1995         1994
-----------------------------------------------------------------------------------------------------------------
Net Expenses                                             4.93%          2.88%    2.95%    4.21%        2.57%
                                                    -------------------------------------------------------------
Net Investment Income                                    1.12%          3.66%    3.66%    2.55%        3.30%
                                                    -------------------------------------------------------------

9) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after April 28, 1995, are included in the Financial Highlights of AMT Government Income Investments, which appear elsewhere in this report.

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
          AMT Government Income Investments

Principal                                                           Rating        Market
 Amount                                                         Moody's    S&P   Value(1)
---------                                                       -------   -----  ---------
            U.S. TREASURY SECURITIES (12.8%)
$  10,000   U.S. Treasury Notes, 6.375%, due 8/15/02             TSY       TSY   $  10,301
    5,000   U.S. Treasury Notes, 5.75%, due 4/30/03              TSY       TSY       5,044
   35,896   U.S. Treasury Inflation-Indexed Notes, 3.375%, due
            1/15/07                                              TSY       TSY      34,752
    5,000   U.S. Treasury Notes, 6.625%, due 5/15/07             TSY       TSY       5,365
   60,000   U.S. Treasury Bonds, 6.75%, due 8/15/26              TSY       TSY      68,642
                                                                                 ---------
            TOTAL U.S. TREASURY SECURITIES (COST $115,657)                         124,104
                                                                                 ---------
            U.S. GOVERNMENT AGENCY SECURITIES (23.6%)
   40,000   Freddie Mac, Bonds, 6.80%, due 3/19/07               AGY       AGY      42,505
  185,000   Federal Home Loan Bank, Bonds, 5.925%, due 4/9/08    AGY       AGY     186,549
                                                                                 ---------
            TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST
            $228,881)                                                              229,054
                                                                                 ---------
            MORTGAGE-BACKED SECURITIES (41.5%)
FANNIE MAE
   19,477   Pass-Through Certificates, 6.00%, due 3/1/11         AGY       AGY      19,302
   34,552   Pass-Through Certificates, 7.50%, due 5/1/11         AGY       AGY      35,491
   64,750   Pass-Through Certificates, 6.50%, due 11/1/10 &
            1/1/26                                               AGY       AGY      64,852
  132,739   Pass-Through Certificates, 7.00%, due
            1/1/10-4/1/27                                        AGY       AGY     134,716
FREDDIE MAC
   70,712   Gold Mortgage Participation Certificates, 7.00%,
            due 4/1/11                                           AGY       AGY      71,997
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   74,492   Pass-Through Certificates, 7.50%, due 7/15/11 &
            3/15/26                                              AGY       AGY      76,671
                                                                                 ---------
            TOTAL MORTGAGE-BACKED SECURITIES (COST $392,288)                       403,029
                                                                                 ---------
            ASSET-BACKED SECURITIES (13.4%)
   50,000   Ford Credit Auto Loan Master Trust, Auto Loan
            Certificates, Ser. 1996-1, 5.50%, due 2/15/03        Aaa       AAA      49,697
   75,000   Standard Credit Card Master Trust I, Credit Card
            Participation Certificates, Ser. 1994-4, Class A,
            8.25%, due 11/7/03                                   Aaa       AAA      80,164
                                                                                 ---------
            TOTAL ASSET-BACKED SECURITIES (COST $132,201)                          129,861
                                                                                 ---------
            TOTAL INVESTMENTS (91.3%) (COST $869,027)                              886,048(2)
            Cash, receivables and other assets, less
            liabilities (8.7%)                                                      84,251
                                                                                 ---------
            TOTAL NET ASSETS (100.0%)                                            $ 970,299
                                                                                 ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Government Income Investments
1) Investment securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method that the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) At June 30, 1998, the cost of investments for Federal income tax purposes was $869,099. Gross unrealized appreciation of investments was $20,397 and gross unrealized depreciation of investments was $3,448, resulting in net unrealized appreciation of $16,949, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                                               June 30,
                                                                 1998
                                                              (UNAUDITED)
                                                              -----------
ASSETS
      Investments in securities, at market value* (Note
       A) -- see Schedule of Investments                       $886,048
      Cash                                                       68,876
      Interest receivable                                         9,962
      Deferred organization costs (Note A)                        7,892
      Prepaid expenses and other assets                              37
                                                              -----------
                                                                972,815
                                                              -----------
LIABILITIES
      Accrued expenses                                            2,237
      Payable to investment manager (Note B)                        279
                                                              -----------
                                                                  2,516
                                                              -----------
NET ASSETS Applicable to Investors' Beneficial Interests       $970,299
                                                              -----------

NET ASSETS consist of:
      Paid-in capital                                          $953,278
      Net unrealized appreciation in value of investment
       securities                                                17,021
                                                              -----------
NET ASSETS                                                     $970,299
                                                              -----------
*Cost of investments                                           $869,027
                                                              -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                                                For the
                                                              Six Months
                                                                 Ended
                                                               June 30,
                                                                 1998
                                                              (UNAUDITED)
                                                              -----------
INVESTMENT INCOME
    Interest income                                            $ 45,422
                                                              -----------
    Expenses:
      Investment management fee (Note B)                          2,628
      Accounting fees                                             4,942
      Custodian fees (Note B)                                     4,767
      Legal fees                                                  2,530
      Amortization of deferred organization and initial
       offering expenses (Note A)                                 2,132
      Insurance expense                                              41
      Trustees' fees and expenses                                    29
      Auditing fees                                                  13
      Miscellaneous                                               1,072
                                                              -----------
        Total expenses                                           18,154
      Expenses reduced by custodian fee expense offset
       arrangement (Note B)                                      (1,043)
                                                              -----------
        Total net expenses                                       17,111
                                                              -----------
        Net investment income                                    28,311
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities sold              67,188
    Change in net unrealized appreciation of investment
     securities                                                 (53,154)
                                                              -----------
        Net gain on investments                                  14,034
                                                              -----------
        Net increase in net assets resulting from operations   $ 42,345
                                                              -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                                               Six Months
                                                                 Ended           Year
                                                                June 30,        Ended
                                                                  1998       December 31,
                                                              (UNAUDITED)        1997
                                                              ---------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                     $    28,311    $   172,490
    Net realized gain on investments                               67,188         32,748
    Change in net unrealized appreciation (depreciation) of
     investments                                                  (53,154)        83,122
                                                              ---------------------------
    Net increase in net assets resulting from operations           42,345        288,360
                                                              ---------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                                      17,588      1,086,368
    Reductions                                                 (1,720,201)    (2,205,071)
                                                              ---------------------------
    Net decrease in net assets resulting from transactions
     in investors' beneficial interests                        (1,702,613)    (1,118,703)
                                                              ---------------------------
NET DECREASE IN NET ASSETS                                     (1,660,268)      (830,343)
NET ASSETS:
    Beginning of period                                         2,630,567      3,460,910
                                                              ---------------------------
    End of period                                             $   970,299    $ 2,630,567
                                                              ---------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Government Income Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Government Income Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At June 30, 1998, the unamortized balance of such expenses amounted to $7,892.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("N&B Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays N&B Management a fee at the annual rate of 0.35% of the first $500 million of the Series' average daily net assets, 0.325% of the next $500 million, 0.30% of the next $500 million, 0.275% of the next $500 million, and 0.25% of average daily net assets in excess of $2 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $1,043.

Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Government Income Investments

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 1998, there were purchase and sale transactions (excluding short-term securities) of $437,895 and $2,160,788, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                                    Six Months
                                                       Ended                          Period from
                                                     June 30,       Year Ended      May 1, 1995(1)
                                                       1998        December 31,     to December 31,
                                                    (UNAUDITED)    1997     1996         1995
                                                    -----------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                                   2.42%(3)    1.44%    1.37%        1.81%(3)
                                                    -----------------------------------------------
    Net Expenses                                        2.28%(3)    1.41%    1.34%        1.77%(3)
                                                    -----------------------------------------------
    Net Investment Income                               3.77%(3)    5.12%    5.26%        4.78%(3)
                                                    -----------------------------------------------
Portfolio Turnover Rate                                   31%        152%     231%          64%
                                                    -----------------------------------------------
Net Assets, End of Period (in millions)                 $1.0        $2.6     $3.5         $2.2
                                                    -----------------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.